Note 5 - Long-term Bank Loans (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2020	March 31, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shiping Ltd.	24,625,000	23,850,000
Diamantis Shipowners Ltd.	3,026,300	2,865,840
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	11,150,000	10,700,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,500,000	27,700,000
	67,301,300	65,115,840
Less: Current portion	(20,891,840)	(21,391,840)
Long-term portion	46,409,460	43,724,000
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	189,432	140,152
Long-term bank loans, current portion net of deferred charges	20,645,320	21,145,320
Long-term bank loans, long-term portion net of deferred charges	46,220,028	43,583,848

Loan from related party, current
Euroseas Ltd.	2,500,000	-

Schedule of Future Annual Loan Repayments [Table Text Block]
To March 31:
2022	21,391,840
2023	14,924,000
2024	28,800,000
Total	65,115,840